Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.23	12.31.22	12.31.21
Net cash and Due from Banks(1)	4,023,323,415	2,809,407,083	2,903,235,785
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(2)	53,506,335	4,520,733,942	2,220,191,519
Receivables from Active Passes(2)	2,339,600,525	722,417,088	2,476,425,067
Loans to Financial Institutions(3)	12,094,856	33,073,656	80,490,264
Overnight Placements in Foreign Banks(3)	35,436,960	158,134,658	68,670,483
Mutual Funds(4)	98,343,703	66,283,444	54,316,791
Time Deposits Maturing up to 90 days(5)	24,027,985	18,388,512	46,504,766
Total Cash and Cash Equivalents	6,586,333,779	8,328,438,383	7,849,834,675
(1)Net of Cash and Cash Equivalents for spot purchases or sales pending settlement.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Debt Securities at Fair Value through Profit or Loss.
(5)Included within Other Financial Assets.
The reconciliation of financing activities as of December 31, 2023, 2022 and 2021 is presented below:

Item	Balances at 31.12.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.23
Lease Liabilities	48,182,059	(12,846,530)	—	24,051,861	59,387,390
Debt Securities	422,488,868	(316,861,607)	151,227,546	(69,958,006)	186,896,801
Subordinated Debt Securities	285,024,673	—	—	129,451,733	414,476,406
Financing Received from the Argentine Central Bank and Other Financial Institutions	235,214,442	(676,762,714)	753,468,749	(33,479,345)	278,441,132
Total	990,910,042	(1,006,470,851)	904,696,295	50,066,243	939,201,729

Item	Balances at 31.12.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.22
Lease Liabilities	53,577,854	(16,793,805)	—	11,398,010	48,182,059
Debt Securities	342,036,557	(251,973,986)	423,263,190	(90,836,893)	422,488,868
Subordinated Debt Securities	321,295,079	—	—	(36,270,406)	285,024,673
Financing Received from the Argentine Central Bank and Other Financial Institutions	290,039,472	(322,823,845)	471,049,679	(203,050,864)	235,214,442
Total	1,006,948,962	(591,591,636)	894,312,869	(318,760,153)	990,910,042

Item	Balances at 31.12.20	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.21
Lease Liabilities	80,535,454	(21,229,293)	—	(5,728,307)	53,577,854
Debt Securities	315,133,231	(208,571,766)	292,033,053	(56,557,961)	342,036,557
Subordinated Debt Securities	399,659,886	—	—	(78,364,807)	321,295,079
Financing Received from the Argentine Central Bank and Other Financial Institutions	255,230,788	(217,015,073)	281,396,671	(29,572,914)	290,039,472
Total	1,050,559,359	(446,816,132)	573,429,724	(170,223,989)	1,006,948,962